Summary of Significant Accounting Policies - Schedule of Basic Net Income Per Share and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Basic Net Income Per Share and Diluted Net Income Per Share [Abstract]
Net income	$ 10,627	$ 11,138	$ 7,709
Basic weighted average common shares outstanding	15,922	15,935	15,935
Basic net income per share (in Dollars per share)	$ 0.67	$ 0.7	$ 0.48
Effect of dilutive securities – Options		18,000	64,000
Diluted weighted average common and potential common shares outstanding	15,922	15,953	15,999
Diluted net income per share (in Dollars per share)	$ 0.67	$ 0.7	$ 0.48